Profit Share (Tables)	6 Months Ended
Jun. 30, 2017
Profit Share [Abstract]
Schedule Of Profit Share Earned And Accrued

	Three months ended:
	June 30,	June 30,
	2017	2016
Profit share earned	$17,259	$7,978
Reversal of profit share (1)	(198,645)	(372,404)
Profit share accrued	0	646,010
Total profit share	$(181,386)	$281,584

	Six months ended:
	June 30,	June 30,
	2017	2016
Profit share earned	$18,352	$17,237
Profit share accrued	0	646,010
Total profit share	$18,352	$663,247

(1) On April 1st